Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital
Share Capital

10. Share Capital

(a) Authorized:

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value.

(b) Issued:

(i)	On May 29, 2024, the Company converted 906,302 vested restricted share units (“RSUs”) into common shares and issued 906,302 common shares to the officers of the Company.

(ii)

On March 28, 2024, the Company closed a private placement for 15.7 million flow through common shares at CAD$0.2625 per share for gross proceeds of CAD$4.1 million. The fair value of the shares was CAD$0.24 per share, resulting in the recognition of a flow through premium liability of CAD$0.0225 per share for a total of CAD$353,000.

(iii)	On July 28, 2023, the Company closed a financing consisting of 21,000,000 shares at CAD $0.21 per share for aggregate gross proceeds of CAD $4.4 million.

(ii)

In November 2022, the Company proceeded with a rights offering whereby shareholders of the Company received one right for each common share held. Each two rights entitled holders to subscribe for one common share at a price of CAD$0.175. The Company closed the offering on December 16, 2022 and issued 25.3M common share for total gross proceeds of CAD$4.4 million. The Company also entered into a standby guaranty agreement with Sun Valley whereby Sun Valley shall purchase common shares issuable under the rights offering which remain unsubscribed under the basic subscription privilege and the additional subscription privilege. In August 2022, the Company obtained a bridge loan of CAD$2.5 million from Sun Valley as an advance payment for the standby guaranty (Note 9(d)). Pursuant to the standby guaranty agreement, Canagold issued 20.4M common shares to Sun Valley. From the CAD$3.6 million gross proceeds received from Sun Valley, the Company deducted a total of CAD$2.5 million to pay back and terminate the $2.5M loan provided by Sun Valley in August 2022 plus accrued interest of CAD$46,336, and a total of CAD$178,085 in fees pursuant to the standby guaranty agreement.

(iii)

On October 19, 2022, the Company closed a private placement for 4.7 million flow through common shares at a price of CAD$0.32 per share for gross proceeds of CAD$1.5 million. The fair value of the shares was CAD$0.26 per share, resulting in the recognition of a flow through premium liability of CAD$0.06 per share for a total of CAD$282,000.

(iv)

In December 2021 and January 2022, the Company closed a private placement in two tranches totalling 4.61 million flow through common shares at a price of CAD$0.50 per share for gross proceeds of CAD$2.3 million. On December 30, 2021, the Company closed the first tranche for 560,000 flow through common shares for gross proceeds of CAD$280,000. On January 18, 2022, the Company closed the second tranche for 4.05 million flow through common shares for gross proceeds of CAD$2.03 million.

(c) Omnibus incentive plan:

The Company has an omnibus incentive compensation plan implemented in 2023. Pursuant to the omnibus plan, at December 31, 2024, the Company currently has 7,449,570 shares listed and reserved under the plan for stock option activities, 6,500,000 shares for restricted share units grants, 2,500,000 shares for deferred share units grants and 1,000,000 Shares for performance share units grants. The Plan, together with all security-based compensation arrangements of the Company, has an aggregate maximum number of shares that can be reserved for issuance equal to 10% of the number of shares issued and outstanding, from time to time.

i) Stock Options:

The continuity of outstanding stock options for the year ended December 31, 2024 and 2023 is as follows:

		Weighted
		average
		exercise
	Number	price
	of Shares	(CAD$)

Outstanding balance, December 31, 2022	2,235,000	$0.49
Cancelled and expired during 2023	(1,335,000)	$0.49
Outstanding balance, at December 31, 2023	900,000	$0.50
Expired during 2024	(40,000)	$0.30
Outstanding balance, at December 31, 2024	860,000	$0.51

Exercise price range		$0.50 - $0.52

The following table summarizes information about stock options exercisable and outstanding at December 31, 2024:

	Options Outstanding and Exercisable
	Weighted	Weighted
	Average	Average
Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices
(CAD$)	31-Dec-24	(Number of Years)	(CAD$)

$0.50	60,000	0.49	$0.50
$0.50	300,000	1.48	$0.50
$0.52	500,000	1.53	$0.52
	860,000	1.44	$0.51

During the year ended December 31, 2024, the Company recognized share-based payments of $Nil (2023 - $Nil and 2022 - $154,000), net of forfeitures, based on the fair value of stock options that were earned by the provision of services during the year.

No stock options were granted during the years ended December 31, 2024, 2023 and 2022.

i) Performance share units

No performance share units (PSUs) were granted during the years ended December 31, 2024, 2023 and 2022. Total PSUs available for granting are 1,000,000.

ii) Restricted share units

There are 5,822,480 restricted share units (“RSUs”) available for granting under the Omnibus plan as at December 31, 2024.

222,598 RSUs were granted to the officers of the Company during the year ended December 31, 2024. The share price on grant date was CAD $0.30. These RSUs vest over a period of one year.

1,600,000 RSUs were granted to the officers of the Company during the year ended December 31, 2023. The share price on grant date was CAD $0.230. These RSUs vest over a period of two years. During the year ended December 31, 2024, 906,302 vested RSUs were converted to common shares and 238,776 RSUs were cancelled.

For accounting purposes, the Company amortizes the share-based compensation expense over the vesting period. The Company recognized a share-based compensation expense of $108,347 for the year ended December 31, 2024 (2023 - $152,069).

The following is the RSUs continuity schedule as of December 31, 2024:

Balance December 31, 2022	-
RSUs granted	1,600,000
Balance December 31, 2023	1,600,000
RSUs granted	222,598
RSUs vested and converted to shares	(906,302)
RSUs expired/forfeited	(238,776)
Balance December 31,2024	677,520

iii) Deferred share units

There are 330,488 available deferred share units (“DSUs”) under the Omnibus plan as at December 31, 2024,

632,257 DSUs were granted to the directors of the Company during the year ended December 31, 2024 (share price on grant date was CAD $0.30).

1,537,255 DSUs were granted to the directors of the Company during the year ended December 31, 2023 (share price on grant date was CAD $0.23).

These granted DSUs vested immediately, the Company accounts initially, based on the share price of the Company on the grant date, for a share-based compensation expense of and a corresponding share-based compensation liability. At each period end, the Company revalues the value of the outstanding DSUs to current market share price of the Company and adjusts accordingly the share based compensation and deferred compensation liability. For the year ended December 31, 2024 the Company recognized a share based compensation of $207,844 (December 31, 2023 - $244,000) in connection with DSUs grants and revaluation of the outstanding DSUs to market value.

The following is the DSUs continuity schedule as of December 31, 2024:

	DSUs outstanding	Deferred compensation liability at year end
Balance December 31, 2022	-	-
DSUs granted	1,537,255	-
Balance December 31, 2023	1,537,255	244,000
DSUs granted	632,257
Balance December 31,2024	2,169,512	422,000

There were no conversions of DSUs to shares or cancelation of DSUs during the years ended December 31, 2024 and 2023.

During the year ended December 31, 2024 the Company had no warrants issued, expired or exercised.

During the year ended December 31, 2023, the Company had the following warrant activity:

Exercise Prices (CAD$)	Expiry Dates	Outstanding at December 31, 2022	Issued	Exercised	Expired	Outstanding at December 31, 2023
$0.75	October 28, 2023	638,510	-	-	638,510	-

During the year ended December 31, 2022, the Company had the following warrant activity:

Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2021	Issued	Exercised	Expired	December 31, 2022

$0.65	October 7, 2022	4,000,000	-	-	(4,000,000)	-

$0.65	November 12, 2022	6,500,000	-	-	(6,500,000)	-

$0.65	November 12, 2022	385,200	-	-	(385,200)	-

$0.75	October 28, 2023	638,510		-	-	638,510

		11,523,710	-	-	(10,885,200)	638,510